WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 121.4%
COMMUNICATION SERVICES - 15.8%
Diversified Telecommunication Services - 4.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	300,000		$255,455	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	430,000		361,742	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	240,000		162,224	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	360,000	EUR	320,671	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		696,928	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000		157,242	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	560,000		443,495	(a)
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	2,100,000		1,419,485
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	630,000		506,394
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	200,000		172,821
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	235,000		228,268	(a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000		2,197,749
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,500,000		1,236,558

Total Diversified Telecommunication Services					8,159,032

Entertainment - 0.3%
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000		547,116

Interactive Media & Services - 0.3%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	860,000		691,264	(a)

Media - 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,770,000		2,163,439	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,330,000		1,240,143
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		737,217
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000		2,620,768
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,960,000		1,778,269	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	370,000		349,650
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		479,950
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,710,000		1,230,824

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000		$1,875,295
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	230,000		210,185	(a)

Total Media					12,685,740

Wireless Telecommunication Services - 5.1%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		710,943
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	4,460,000		2,681,374	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		111,271
Sprint LLC, Senior Notes	7.875%	9/15/23	3,410,000		3,464,468
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,860,000		2,562,917
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,200,000		1,021,904	(a)

Total Wireless Telecommunication Services					10,552,877

TOTAL COMMUNICATION SERVICES					32,636,029

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000		808,069	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,521,000		1,404,963
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,690,000		1,671,224	(a)

Total Auto Components					3,884,256

Automobiles - 1.9%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	750,000		788,160
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,200,000		999,697
General Motors Co., Senior Notes	6.125%	10/1/25	220,000		225,721
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		754,014
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,520,000		1,284,634	(a)

Total Automobiles					4,052,226

Diversified Consumer Services - 1.6%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	210,000	EUR	199,290	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	550,000	EUR	521,951	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		494,472	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,000,000		1,618,150	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000		400,498	(a)

Total Diversified Consumer Services					3,234,361

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 9.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000		$399,900	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000		419,191	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	40,000		43,259	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	641,652
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		693,271	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	4,630,000		4,153,668
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.112%	7/16/35	1,768,000	GBP	1,700,181	(b)(c)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	51,357	GBP	62,805	(b)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,122,000		1,054,759	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	500,000		433,120	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	490,000		421,995	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	960,000		781,445	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,030,000		897,266	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000		525,405	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	210,000	GBP	240,827	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	430,000	GBP	424,100	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	2,380,000		2,038,774
Sands China Ltd., Senior Notes	4.875%	6/18/30	390,000		355,770
Sands China Ltd., Senior Notes	3.750%	8/8/31	500,000		418,742
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	390,000	GBP	405,711	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	230,000		214,697	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	520,000		458,810	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,960,000		1,636,884	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,600,000		1,608,672	(a)

Total Hotels, Restaurants & Leisure					20,030,904

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		734,869

Specialty Retail - 0.1%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	220,000		167,475	(a)

TOTAL CONSUMER DISCRETIONARY					32,104,091

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	2,630,000		$2,609,125
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		60,993

Total Beverages					2,670,118

Food & Staples Retailing - 0.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	660,000	GBP	673,321	(b)

Food Products - 1.5%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	500,000		470,130	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		173,944
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		391,792
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		561,952
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000		1,509,937	(a)

Total Food Products					3,107,755

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000		782,063
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		494,407

Total Tobacco					1,276,470

TOTAL CONSUMER STAPLES					7,727,664

ENERGY - 18.3%
Energy Equipment & Services - 0.0%††
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	100,000		90,142	(a)

Oil, Gas & Consumable Fuels - 18.3%
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000		1,039,225
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000		609,469
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000		1,022,248
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		2,149,646	(d)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,760,000		1,216,218
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,050,000		880,876	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	560,000		531,300	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,790,000		1,639,640	(c)(e)

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	410,000	$360,136	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	420,015	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000	1,234,772
EQT Corp., Senior Notes	5.000%	1/15/29	2,720,000	2,639,610
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,130,000	1,622,983	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	899,123	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	850,402
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	151,701
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,230,000	1,703,162	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	541,260
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	342,706
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	280,109
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	494,093
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	305,724	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	543,221
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	1,944,629
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	440,000	429,000	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	440,636
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,080,171
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000	3,608,749	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,010,000	955,394	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	3,655,000	3,352,658
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	219,019
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	2,770,000	2,406,119
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	539,119
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	386,778
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	460,369
YPF SA, Senior Notes	8.500%	7/28/25	120,000	110,329	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	319,146	(a)

Total Oil, Gas & Consumable Fuels				37,729,755

TOTAL ENERGY				37,819,897

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 33.6%
Banks - 20.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,160,000	$1,910,103	(a)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	5,410,000	5,186,837	(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	490,495
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	590,000	587,032	(c)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	800,000	799,000	(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	3,000,000	2,989,619
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	653,015	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	540,000	513,972	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	860,000	865,809	(a)(c)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,100,000	2,049,126	(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,919,818
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	579,121	(a)(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	5,690,000	5,522,429	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,127,530	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000	3,490,270	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	750,000	597,459	(a)(c)

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000		$4,883,888	(c)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	750,000		748,594	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	500,000		488,599	(c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		1,180,875
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,003,906
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000		392,446	(a)
UniCredit SpA, Subordinated Notes (2.000% to 9/23/24 then EUR 5 year Swap Rate + 2.400%)	2.000%	9/23/29	600,000	EUR	611,223	(b)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,420,000		1,382,103	(a)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		109,747	(c)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	1,830,000		1,795,688	(c)(e)

Total Banks					42,878,704

Capital Markets - 6.2%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,900,000		2,498,350	(c)(e)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	1,300,000		1,365,119
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	2,450,000		1,843,625	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	510,000		414,375	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	940,000		914,150	(a)(c)(e)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	470,000		389,775
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,290,000		1,239,579	(a)(c)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000		$2,293,429	(c)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000		855,979	(b)(c)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,040,000		1,036,069	(a)(c)(e)

Total Capital Markets					12,850,450

Diversified Financial Services - 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000		2,887,578
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,203,945
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,599,560		4,202,612	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	580,000		577,216	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	660,000		642,373	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	300,000		276,750	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	400,000		369,757	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		595,621	(a)

Total Diversified Financial Services					10,755,852

Insurance - 1.4%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	147,000	GBP	181,375	(b)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,359,828	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		330,750	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,123,148	(b)

Total Insurance					2,995,101

TOTAL FINANCIALS					69,480,107

HEALTH CARE - 6.9%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,000,000		946,799

Health Care Providers & Services - 3.7%
Centene Corp., Senior Notes	3.375%	2/15/30	3,360,000		2,959,017
CVS Health Corp., Senior Notes	4.100%	3/25/25	361,000		358,167
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,000,000		1,875,917
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		984,377

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000	$508,353	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	471,041	(a)
Tenet Healthcare Corp., Secured Notes	6.125%	10/1/28	440,000	411,928

Total Health Care Providers & Services				7,568,800

Pharmaceuticals - 2.8%
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	150,000	68,059	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	550,000	354,277	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	500,000	391,820	*(a)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000	1,377,412
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,690,000	1,518,364
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,230,000	2,059,271

Total Pharmaceuticals				5,769,203

TOTAL HEALTH CARE				14,284,802

INDUSTRIALS - 16.7%
Aerospace & Defense - 5.6%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,250,000	1,129,416	(a)
Boeing Co., Senior Notes	3.200%	3/1/29	2,365,000	2,162,493
Boeing Co., Senior Notes	3.625%	2/1/31	7,450,000	6,830,544
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,450,000	1,479,913	(a)

Total Aerospace & Defense				11,602,366

Airlines - 7.1%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,410,000	2,260,310	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000	422,028	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,050,000	1,017,017	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,650,000	1,645,409
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000	477,440
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000	427,281
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000	2,563,643	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	450,000	438,701	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,332,000	1,347,338	(a)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,889,999		$1,931,579	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	330,000		338,677	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000		776,490
United Airlines Pass-Through Trust	4.875%	1/15/26	1,099,720		1,072,739

Total Airlines					14,718,652

Building Products - 1.9%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,419,763	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,575,000		1,494,584	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	1,200,000		1,027,165	(a)

Total Building Products					3,941,512

Commercial Services & Supplies - 0.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	460,000		470,901
CoreCivic Inc., Senior Notes	4.750%	10/15/27	430,000		378,477

Total Commercial Services & Supplies					849,378

Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	8.099%	3/15/23	350,000		350,088	(c)(e)

Machinery - 0.9%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000	EUR	1,703,401	(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	200,000		192,907

Total Machinery					1,896,308

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000		828,530	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	147,000		146,265
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000		135,800

Total Trading Companies & Distributors					1,110,595

TOTAL INDUSTRIALS					34,468,899

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	60,000		51,119	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	210,000		164,776	(a)

Total Communications Equipment					215,895

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - 1.7%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000		$2,280,580
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000		504,774
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000		648,326

Total Technology Hardware, Storage & Peripherals					3,433,680

TOTAL INFORMATION TECHNOLOGY					3,649,575

MATERIALS - 5.0%
Chemicals - 1.9%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000		776,454	(a)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	3,100,000		3,118,667

Total Chemicals					3,895,121

Metals & Mining - 2.2%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000		810,588
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000		119,556
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000		58,378
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,825,580
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000		611,116
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		372,782
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		826,526

Total Metals & Mining					4,624,526

Paper & Forest Products - 0.9%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000		403,711	(a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,600,000		1,370,819

Total Paper & Forest Products					1,774,530

TOTAL MATERIALS					10,294,177

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	200,000		135,742
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000		2,124,865
Service Properties Trust, Senior Notes	5.500%	12/15/27	500,000		443,610
Service Properties Trust, Senior Notes	4.375%	2/15/30	400,000		291,220

Total Equity Real Estate Investment Trusts (REITs)					2,995,437

Real Estate Management & Development - 0.9%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	300,000		32,596	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	500,000		55,176	*(b)(g)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	750,000		659,776	(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	400,000	EUR	310,925	(b)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - (continued)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	600,000	EUR	$509,633	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000		40,909	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	350,000		56,524	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	750,000		119,625	*(b)(g)

Total Real Estate Management & Development					1,785,164

TOTAL REAL ESTATE					4,780,601

UTILITIES - 1.7%
Electric Utilities - 1.0%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000		1,537,879
InterGen NV, Senior Secured Notes	7.000%	6/30/23	230,000		230,136	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	310,000		292,699	(a)

Total Electric Utilities					2,060,714

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000		832,093

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	650,000		603,850	(a)

TOTAL UTILITIES					3,496,657

TOTAL CORPORATE BONDS & NOTES (Cost - $245,976,909)					250,742,499

SOVEREIGN BONDS - 12.4%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,400,000		1,303,701	(a)

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	52,555		16,283
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	600,000		519,913	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	680,000		526,800	(a)

Total Argentina					1,062,996

Chile - 0.9%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	2,330,000		1,768,170

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	500,000		369,472

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	610,000		$521,573	(a)

Ecuador - 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	160,000		78,373	(a)

Indonesia - 2.1%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		584,403	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		3,801,600

Total Indonesia					4,386,003

Jordan - 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000		259,062	(a)

Mexico - 3.3%
Mexican Bonos, Bonds	7.750%	5/29/31	97,720,000	MXN	4,910,001
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		575,763
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,530,000		1,286,295

Total Mexico					6,772,059

Panama - 1.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	4,060,000		3,121,293

Peru - 1.0%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,460,000		2,088,373

Poland - 0.9%
Republic of Poland Government Bond	1.250%	10/25/30	11,800,000	PLN	1,955,879

Romania - 0.6%
Romanian Government International Bond, Senior Notes	3.750%	2/7/34	1,350,000	EUR	1,164,923	(b)

Russia - 0.4%
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	220,200	*(g)
Russian Federal Bond - OFZ	7.050%	1/19/28	105,660,000	RUB	225,733	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	158,539,000	RUB	338,704	*(g)

Total Russia					784,637

TOTAL SOVEREIGN BONDS (Cost - $28,990,517)					25,636,514

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.3%
U.S. Government Obligations - 5.3%
U.S. Treasury Notes	2.125%	11/30/23	1,600,000	$1,565,501	(d)
U.S. Treasury Notes	1.375%	2/29/24	1,000,000	966,300
U.S. Treasury Notes	2.125%	3/31/24	4,300,000	4,177,047	(d)
U.S. Treasury Notes	1.125%	2/28/25	4,500,000	4,232,285	(d)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,937,178)				10,941,133

SENIOR LOANS - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	8.070%	4/13/28	1,250,000	751,038	(c)(h)(i)

INDUSTRIALS - 1.3%
Airlines - 1.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	997,500	1,033,290	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	9.996%	6/21/27	1,575,000	1,644,796	(c)(h)(i)

TOTAL INDUSTRIALS				2,678,086

TOTAL SENIOR LOANS (Cost - $3,486,377)				3,429,124

CONVERTIBLE BONDS & NOTES - 1.5%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	2.375%	3/15/24	260,000	241,865
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,940,000	1,953,630
DISH Network Corp., Senior Notes	3.375%	8/15/26	250,000	164,198

TOTAL COMMUNICATION SERVICES				2,359,693

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,020,000	839,970

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,353,624)				3,199,663

			SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Capital Markets - 0.5%
State Street Corp., Non Voting Shares (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	954,328	(c)

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 0.0%††
JPMorgan Mortgage Trust, 2005-A5 1A2 (Cost - $34,809)	3.337%	8/25/35	36,679	$36,765	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $293,716,692)				294,940,026

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 2.4%
Goldman Sachs Group Inc. repurchase agreement dated 1/26/23; Proceeds at maturity - $2,436,241; (Fully collateralized by U.S. government agency obligations, 2.125% due 3/31/2024; Market value - $2,455,443)	4.480%	2/23/23	2,427,782	2,427,782
Goldman Sachs Group Inc. repurchase agreement dated 1/26/23; Proceeds at maturity - $2,489,296; (Fully collateralized by U.S. government agency obligations, 2.750% due 8/31/2023; Market value - $2,500,647)	4.380%	2/23/23	2,480,845	2,480,845

TOTAL REPURCHASE AGREEMENTS (Cost - $4,908,627)				4,908,627

			SHARES
MONEY MARKET FUNDS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,252,724)	4.283%		1,252,724	1,252,724	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,161,351)				6,161,351

TOTAL INVESTMENTS - 145.7% (Cost - $299,878,043)				301,101,377
Liabilities in Excess of Other Assets - (45.7)%				(94,494,005)

TOTAL NET ASSETS - 100.0%				$206,607,372

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of January 31, 2023.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Rate shown is one-day yield as of the end of the reporting period.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $1,252,724 and the cost was $1,252,724 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
USD	— United States Dollar

At January 31, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	4.440%	11/23/2022	2/23/2023	$4,023,582	U.S. Government & Agency Obligations	$4,072,032
					Cash	20,343
Goldman Sachs Group Inc.	4.520%	11/23/2022	2/23/2023	10,686,675	U.S. Government & Agency Obligations	10,908,610
					Cash	139,090
Goldman Sachs Group Inc.	5.000%	1/24/2023	TBD***	1,941,180	Corporate Bonds & Notes	2,178,947
					Cash	25,265

				$16,651,437		$17,344,287

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2023.

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,000,000	USD	4,352,668	BNP Paribas SA	2/23/23	$2,469
EUR	19,353,324	USD	20,948,444	BNP Paribas SA	4/18/23	192,811
USD	298,659	EUR	274,611	BNP Paribas SA	4/18/23	(1,322)
USD	359,554	EUR	331,101	BNP Paribas SA	4/18/23	(2,135)
MXN	6,689,390	USD	343,372	Goldman Sachs Group Inc.	4/18/23	6,890
CAD	2,940,570	USD	2,201,767	JPMorgan Chase & Co.	4/18/23	9,676
GBP	939,000	USD	1,140,435	JPMorgan Chase & Co.	4/18/23	19,153
USD	221,872	EUR	205,452	JPMorgan Chase & Co.	4/18/23	(2,561)

Total						$224,981

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$250,742,499	—	$250,742,499
Sovereign Bonds	—	25,636,514	—	25,636,514
U.S. Government & Agency Obligations	—	10,941,133	—	10,941,133
Senior Loans	—	3,429,124	—	3,429,124
Convertible Bonds & Notes	—	3,199,663	—	3,199,663
Preferred Stocks	$954,328	—	—	954,328
Collateralized Mortgage Obligations	—	36,765	—	36,765

Total Long-Term Investments	954,328	293,985,698	—	294,940,026

Short-Term Investments†:
Repurchase Agreements	—	4,908,627	—	4,908,627
Money Market Funds	1,252,724	—	—	1,252,724

Total Short-Term Investments	1,252,724	4,908,627	—	6,161,351

Total Investments	$2,207,052	$298,894,325	—	$301,101,377

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$230,999	—	$230,999

Total	$2,207,052	$299,125,324	—	$301,332,376

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$6,018	—	$6,018

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate
	Value at	Purchased		Sold
	October 31, 2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,201,652	$16,256,626	16,256,626	$17,205,554	17,205,554

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$18,626	—	$1,252,724

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